Investments (Details 14) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
High Investment Grade [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	252,333	205,127
Investment Grade [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	526,608	585,818
Average [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	105,177	38,152
Watch List [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	91,037	44,208
In Or Near Default [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 28,369	$ 18,745